Income Tax (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021
Schedule of Deferred Tax Assets
The Company’s net deferred tax assets at March 31, 2021 is as follows:

Deferred tax assets (liability)
Net operating loss carryforward	$23,974
Unrealized gain on marketable securities	(2,582)
Start-up Costs	306,668

Total net deferred tax assets	328,060
Valuation Allowance	(328,060)

Net Deferred tax assets	$—

Schedule of Income Tax Provision
The income tax provision for the period from July 7, 2020 (inception) through March 31, 2021 consists of the following:

Federal
Current	$—
Deferred	(328,060)
State and Local
Current	—
Deferred	—
Change in valuation allowance	328,060

Income tax provision	$—

Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at March 31, 2021 is as follows:

Statutory federal income tax rate	21.0%
Change in fair value of warrants	(19.5)%
Transaction costs incurred in connection with warrant liabilities	(0.4)%
Valuation allowance	(1.1)%

Income tax provision	—%

Barkbox Inc [Member]
Schedule of Deferred Tax Assets
The components of the Company’s deferred taxes are as follows (in thousands):

	March 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$24,960	$24,836
Charitable contributions	155	127
Interest expense	3,330	1,557
UNICAP	3,048	1,430
Stock compensation	1,379	475
Accruals and other	$3,861	$2,403
Depreciation	—	59

Total deferred tax assets	36,733	30,887
Valuation allowance	(36,621)	(30,887)

Total deferred tax assets	112	—

Depreciation	(112)	—

Total deferred tax liabilities	(112)	—

Net deferred tax assets	$—	$—

Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Tax Rate
A reconciliation of the Company’s effective tax rate to the United States federal income tax rate is as follows:

	March 31,
	2021	2020	2019
Federal statutory rate	21.00%	21.00%	21.00%
Permanent differences	(2.29)	(0.88)	(1.77)
State taxes—net of federal benefits	3.12	1.73	1.60
Change in valuation allowance	(18.26)	(22.79)	(20.14)
Stock Compensation	(1.02)	—	—
Other deferred adjustments	(2.55)	—	—
Other	—	0.94	(0.69)

Total	—%	—%	—%